Business combination - Net Assets Acquired (Details) - Billionaire - USD ($)	1 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Fair value of total consideration transferred:
Cash consideration	$ 2,156,000
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	1,424,000
Intangible assets	3,869,000	$ 3,869,000
Current liabilities	(841,000)
Deferred tax liabilities	(658,000)
Non-controlling interests	(1,638,000)
Total identifiable net assets acquired, net of non-controlling interests	$ 2,156,000